Analysis of Foreign Currency Translation, Net of Tax (Detail) $ in Thousands	12 Months Ended
	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)
Cumulative Translation Adjustment Summary [Roll Forward]
Beginning amount of cumulative translation adjustments	$ 10,240	$ 12,343	$ 13,993
Aggregate adjustment for the period resulting from translation adjustments	(6,168)	(3,235)	(2,539)
Amount of income tax expense for the period related to aggregate adjustment	2,159	1,132	889
Net aggregate translation included in equity	(4,009)	(2,103)	(1,650)
Ending amount of cumulative translation adjustments	$ 6,231	$ 10,240	$ 12,343
Canadian foreign exchange rate at end of year	0.71989	0.86337	0.94120